Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Changes in Level 3 Investment Securities, Available for Sale Measured at Fair Value on a Recurring Basis
Balance at the beginning of year	$ 2,599	$ 2,771
Total realized and unrealized gains included in income
Total unrealized gains (losses) included in other comprehensive income	125	(9)
Net purchases, sales, calls, and maturities	3,890	(163)
Transfers into Level 3	4,714
Balance at the end of period	$ 11,328	$ 2,599